Share capital - Narrative (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions	2 Months Ended	9 Months Ended	12 Months Ended
	Feb. 18, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares tranche	Dec. 31, 2025 USD ($) shares year tranche $ / shares	Dec. 31, 2025 CAD ($) shares year $ / shares	Dec. 31, 2024 USD ($) shares year tranche $ / shares	Dec. 31, 2024 CAD ($) shares year $ / shares	Apr. 30, 2025	Dec. 31, 2023 shares
Disclosure of classes of share capital [line items]
Reduction in issued capita, maximum percent of common shares issued and outstanding							5.00%
Shares purchased and cancelled under Normal Course Issuer Bid (in shares) | shares		2,000,000
Shares purchased and cancelled under Normal Course Issuer Bid (Note 14) | $		$ 10,000	$ 9,849
Dividends paid (in USD per share) | $ / shares			$ 0.02		$ 0.04
Dividends paid | $			$ 107,000		$ 211,000
Stock dividends, under dividend reinvestment plan | $			$ 3,000		$ 25,000
Number of shares issued, under dividend reinvestment plan (in shares) | shares			1,000,000	1,000,000	9,000,000	9,000,000
Common shares issued in flow-through financing (Note 14) | $			$ 13,920		$ 10,073
Share premium of flow-through shares | $		4,000	4,000		3,000
Exploration expenditure, committed amount | $				$ 20		$ 15
Shares issued on exercise of stock options | $			$ 66,082		$ 3,122
Number of options exercised (in shares) | shares			19,639,000	19,639,000	1,247,000	1,247,000
Number of options granted (in shares) | shares			3,810,000	3,810,000	22,064,000	22,064,000
Risk free annual interest rate			2.80%	2.80%	3.80%	3.80%
Dividend yield rate (up to)					6.20%	6.20%
Weighted average exercise price, options exercised (in Cdn.$per share) | $ / shares				$ 6.51		$ 4.09
Number of common shares redeemable from each RSU (in shares) | shares			1	1
Stock-based compensation | $			$ 24,954		$ 24,678
Stock options
Disclosure of classes of share capital [line items]
Term of options granted (in years)			5 years	5 years	5 years	5 years
Award vesting period (in years)			3 years	3 years	3 years	3 years
Fair value of shares from share-based payment transactions | $		3,000	$ 3,000		$ 11,000
Share-based payments expense | $			5,000		5,000
Share-based payments expense, capitalized to mining interests | $			1,000		1,000
Restricted share units
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions | $		$ 8,000	8,000		6,000
Share-based payments expense | $			$ 7,000		$ 7,000
Number of shares granted (in shares) | shares			2,802,000	2,802,000	2,382,000	2,382,000
Number of DSUs outstanding in share-based payment arrangement (in shares) | shares		5,027,000	5,027,000		4,356,000			3,322,000
Shares issued on vesting of share units (in shares) | shares			2,223,000	2,223,000	1,625,000	1,625,000
Deferred share unit
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions | $		$ 1,000	$ 1,000		$ 1,000
Share-based payments expense | $			6,000		100
Liabilities from share-based payment transactions | $		$ 11,000	$ 11,000		$ 5,000
Number of shares granted (in shares) | shares			500,000	500,000	500,000	500,000
Measurement period			5 days	5 days
Released (in shares) | shares			500,000	500,000	100,000	100,000
Released value | $			$ 1,800		$ 300
Number of DSUs outstanding in share-based payment arrangement (in shares) | shares		2,200,000	2,200,000		2,200,000
Performance share units
Disclosure of classes of share capital [line items]
Share-based payments expense | $			$ 6,000		$ 8,000
Number of shares granted (in shares) | shares			2,000,000	2,000,000	3,000,000	3,000,000
Number of DSUs outstanding in share-based payment arrangement (in shares) | shares		7,000,000	7,000,000		6,000,000
Number of tranches | tranche		2	2		2
Shares issued on vesting of share units (in shares) | shares			0	0	1,000,000	1,000,000
Canada | Performance share units
Disclosure of classes of share capital [line items]
Risk free interest rate, performance share unit (in percentage)			2.75%	2.75%	4.19%	4.19%
United States | Performance share units
Disclosure of classes of share capital [line items]
Risk free interest rate, performance share unit (in percentage)					4.52%	4.52%
Bottom of range
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in Cdn.$per share) | $ / shares				$ 3.85		$ 3.48
Expected volatility			40.00%	40.00%	38.00%	38.00%
Bottom of range | Performance share units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit			0.00%	0.00%
Expected volatility, performance share unit (in percentage)			39.00%	39.00%	26.00%	26.00%
Top of range
Disclosure of classes of share capital [line items]
Exercise price, share options granted (in Cdn.$per share) | $ / shares				$ 6.19		$ 4.40
Option life, share options granted (up to) | year			3	3	3	3
Dividend yield rate (up to)			3.00%	3.00%
Top of range | Performance share units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit			200.00%	200.00%
Expected volatility, performance share unit (in percentage)			77.00%	77.00%	66.00%	66.00%
Tranche 1 year from grant | Restricted share units
Disclosure of classes of share capital [line items]
Award vesting percent			33.33%	33.33%
Vesting 2 years from grant | Restricted share units
Disclosure of classes of share capital [line items]
Award vesting period (in years)			2 years	2 years
Award vesting percent			33.33%	33.33%
Vesting 3 years from grant | Restricted share units
Disclosure of classes of share capital [line items]
Award vesting period (in years)			3 years	3 years
Award vesting percent			33.33%	33.33%
Tranche 1 based on expected completion timing of Goose Project | Performance share units
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions | $		$ 3,000	$ 3,000		$ 3,000
Award vesting percent			50.00%	50.00%	50.00%	50.00%
Tranche 1 based on expected completion timing of Goose Project | Bottom of range | Performance share units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit			0.00%	0.00%	0.00%	0.00%
Tranche 1 based on expected completion timing of Goose Project | Top of range | Performance share units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit			200.00%	200.00%	200.00%	200.00%
Tranche 2 based on total shareholder return | Performance share units
Disclosure of classes of share capital [line items]
Fair value of shares from share-based payment transactions | $		$ 4,000	$ 4,000		$ 3,000
Award vesting percent			50.00%	50.00%	50.00%	50.00%
Tranche 2 based on total shareholder return | Bottom of range | Performance share units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit			0.00%	0.00%	0.00%	0.00%
Tranche 2 based on total shareholder return | Top of range | Performance share units
Disclosure of classes of share capital [line items]
Shares receivable as percent of performance share unit			200.00%	200.00%	200.00%	200.00%
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares		1,340,621,856	1,340,621,856
Preference shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares		0	0
Share capital
Disclosure of classes of share capital [line items]
Shares purchased and cancelled under Normal Course Issuer Bid (in shares) | shares			2,321,000	2,321,000
Shares purchased and cancelled under Normal Course Issuer Bid (Note 14) | $			$ 9,849
Number of shares outstanding (in shares) | shares		1,340,622,000	1,340,622,000		1,318,041,000			1,302,396,000
Number of shares issued, under dividend reinvestment plan (in shares) | shares			656,000	656,000	9,140,000	9,140,000
Shares issued for flow-through financing (in shares) | shares			2,385,000	2,385,000	2,700,000	2,700,000
Shares issued on exercise of stock options | $			$ 66,082		$ 3,122
Number of options exercised (in shares) | shares			19,638,000	19,638,000	1,247,000	1,247,000
Share capital | Restricted share units
Disclosure of classes of share capital [line items]
Shares issued on vesting of share units (in shares) | shares			2,223,000	2,223,000	1,614,000	1,614,000
Dividends declared
Disclosure of classes of share capital [line items]
Dividends declared (in USD per share) | $ / shares	$ 0.02
Repurchase and cancellation of shares
Disclosure of classes of share capital [line items]
Shares purchased and cancelled under Normal Course Issuer Bid (in shares) | shares	5,000,000
Shares purchased and cancelled under Normal Course Issuer Bid (Note 14) | $	$ 24,000